Securities - Fair Value of Equity Securities and Related Gross Unrealized Gains (Losses) Recognized in Interest Income (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Securities, Trading, and Equity Securities, FV-NI, Cost [Abstract]
Amortized Cost	$ 7,993	$ 7,960
Gross Unrealized Gains	266	212
Gross Unrealized Losses	(757)	(667)
Fair Value	$ 7,502	$ 7,505